JPMorgan USD Emerging Markets Sovereign Bond ETF
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — 85.4%
Azerbaijan — 0.2%
Republic of Azerbaijan
3.50%, 9/1/2032 (a)	1,447,000	1,219,850
3.50%, 9/1/2032 (b)	1,000	843
		1,220,693
Bahrain — 4.3%
CBB International Sukuk Co. 7 SPC 6.88%, 10/5/2025 (a)	1,758,000	1,774,472
CBB International Sukuk Programme Co. SPC
4.50%, 3/30/2027 (a)	1,200,000	1,152,900
3.95%, 9/16/2027 (a)	1,815,000	1,711,962
Kingdom of Bahrain
7.00%, 1/26/2026 (a)	1,164,000	1,173,696
7.00%, 10/12/2028 (a)	2,689,000	2,768,971
7.00%, 10/12/2028 (b)	202,000	208,008
6.75%, 9/20/2029 (a)	3,307,000	3,349,858
7.38%, 5/14/2030 (a)	847,000	882,659
5.63%, 9/30/2031 (a)	3,406,000	3,207,192
5.45%, 9/16/2032 (a)	3,935,000	3,624,961
5.25%, 1/25/2033 (a)	2,382,000	2,132,105
5.63%, 5/18/2034 (a)	3,203,000	2,895,192
6.00%, 9/19/2044 (a)	900,000	743,139
		25,625,115
Brazil — 5.5%
Federative Republic of Brazil
2.88%, 6/6/2025	484,000	469,340
6.00%, 4/7/2026	2,736,000	2,747,520
4.63%, 1/13/2028	877,000	845,428
4.50%, 5/30/2029	4,461,000	4,173,265
3.88%, 6/12/2030	6,186,000	5,459,145
6.00%, 10/20/2033	5,073,000	4,903,054
8.25%, 1/20/2034	1,978,000	2,258,876
5.00%, 1/27/2045	3,541,000	2,726,570
5.63%, 2/21/2047	3,501,000	2,902,329
4.75%, 1/14/2050	8,188,000	5,895,360
7.13%, 5/13/2054	637,000	622,031
		33,002,918
Chile — 1.9%
Republic of Chile
3.24%, 2/6/2028	1,653,000	1,542,456
2.55%, 1/27/2032	1,883,000	1,569,363
2.55%, 7/27/2033	4,386,000	3,527,989
3.50%, 1/31/2034	300,000	258,562
4.95%, 1/5/2036	608,000	578,930
3.10%, 5/7/2041	3,633,000	2,637,331
3.25%, 9/21/2071	2,113,000	1,289,590
		11,404,221

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
China — 1.1%
Export-Import Bank of China (The) 2.88%, 4/26/2026 (a)	1,813,000	1,740,480
People's Republic of China
1.25%, 10/26/2026 (a)	1,711,000	1,572,221
2.63%, 11/2/2027 (a)	2,806,000	2,636,763
3.50%, 10/19/2028 (a)	776,000	744,882
		6,694,346
Colombia — 4.3%
Republic of Colombia
4.50%, 3/15/2029	1,764,000	1,595,538
3.00%, 1/30/2030	4,075,000	3,304,825
3.13%, 4/15/2031	1,709,000	1,337,293
3.25%, 4/22/2032	5,809,000	4,417,744
8.00%, 4/20/2033	200,000	205,900
7.38%, 9/18/2037	4,994,000	4,819,210
6.13%, 1/18/2041	3,479,000	2,892,788
4.13%, 2/22/2042	2,861,000	1,865,372
5.63%, 2/26/2044	1,086,000	828,075
5.00%, 6/15/2045	2,039,000	1,427,300
5.20%, 5/15/2049	3,285,000	2,296,215
8.75%, 11/14/2053	439,000	458,975
3.88%, 2/15/2061	315,000	172,463
		25,621,698
Costa Rica — 1.5%
Republic of Costa Rica
6.13%, 2/19/2031 (a)	2,051,000	2,052,025
6.55%, 4/3/2034 (a)	200,000	204,500
7.00%, 4/4/2044 (a)	2,123,000	2,156,968
7.16%, 3/12/2045 (a)	2,955,000	3,076,894
7.30%, 11/13/2054 (a)	1,404,000	1,469,374
		8,959,761
Dominican Republic — 4.4%
Dominican Republic Government Bond
6.88%, 1/29/2026 (a)	1,899,000	1,921,551
5.95%, 1/25/2027 (a)	1,971,000	1,956,833
6.00%, 7/19/2028 (a)	2,763,000	2,742,277
4.50%, 1/30/2030 (a)	5,467,000	4,953,102
4.88%, 9/23/2032 (a)	2,322,000	2,071,224
6.00%, 2/22/2033 (a)	1,242,000	1,202,411
5.30%, 1/21/2041 (a)	3,102,000	2,626,037
7.45%, 4/30/2044 (b)	109,000	113,633
6.85%, 1/27/2045 (a)	787,000	772,982
6.40%, 6/5/2049 (b)	2,968,000	2,768,587
6.40%, 6/5/2049 (a)	1,304,000	1,216,388
5.88%, 1/30/2060 (a)	5,002,000	4,216,686
		26,561,711

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Egypt — 1.2%
Arab Republic of Egypt
5.88%, 6/11/2025 (a)	533,000	523,939
6.59%, 2/21/2028 (a)	234,000	217,569
7.60%, 3/1/2029 (a)	1,379,000	1,283,849
7.05%, 1/15/2032 (a)	2,103,000	1,750,747
7.63%, 5/29/2032 (a)	249,000	212,957
8.70%, 3/1/2049 (a)	3,180,000	2,527,369
8.88%, 5/29/2050 (a)	303,000	244,751
Egyptian Financial Co. for Sovereign Taskeek (The) 10.88%, 2/28/2026 (a)	602,000	624,575
		7,385,756
Guatemala — 0.5%
Republic of Guatemala
6.60%, 6/13/2036 (a)	1,033,000	1,034,937
6.13%, 6/1/2050 (a)	2,176,000	1,964,520
		2,999,457
Hungary — 2.0%
Hungary Government Bond
6.13%, 5/22/2028 (a)	1,394,000	1,419,580
5.25%, 6/16/2029 (a)	3,168,000	3,096,245
2.13%, 9/22/2031 (a)	332,000	260,872
6.25%, 9/22/2032 (a)	700,000	716,093
5.50%, 6/16/2034 (a)	344,000	332,025
5.50%, 3/26/2036 (a)	893,000	850,449
7.63%, 3/29/2041	2,434,000	2,745,625
3.13%, 9/21/2051 (a)	1,024,000	636,631
6.75%, 9/25/2052 (a)	1,364,000	1,448,664
Magyar Export-Import Bank Zrt. 6.13%, 12/4/2027 (a)	764,000	768,064
		12,274,248
India — 0.5%
Export-Import Bank of India
3.88%, 2/1/2028 (a)	200,000	190,250
3.25%, 1/15/2030 (a)	589,000	527,061
2.25%, 1/13/2031 (a)	1,724,000	1,415,835
5.50%, 1/18/2033 (a)	798,000	799,745
		2,932,891
Indonesia — 3.4%
Perusahaan Penerbit SBSN Indonesia III
4.33%, 5/28/2025 (a)	578,000	571,527
4.55%, 3/29/2026 (a)	1,013,000	1,000,449
1.50%, 6/9/2026 (a)	314,000	291,039
4.15%, 3/29/2027 (a)	1,260,000	1,223,775
4.45%, 2/20/2029 (a)	465,000	450,759
2.80%, 6/23/2030 (a)	1,081,000	947,902
2.55%, 6/9/2031 (a)	287,000	241,259
4.70%, 6/6/2032 (a)	339,000	327,771
5.60%, 11/15/2033 (a)	334,000	342,872

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Indonesia—continued
Republic of Indonesia
3.50%, 1/11/2028	1,970,000	1,850,569
4.10%, 4/24/2028	2,014,000	1,929,034
4.75%, 2/11/2029	200,000	196,313
4.65%, 9/20/2032	2,443,000	2,336,882
4.85%, 1/11/2033	1,850,000	1,795,425
6.63%, 2/17/2037 (a)	1,214,000	1,347,919
6.63%, 2/17/2037 (b)	145,000	160,995
7.75%, 1/17/2038 (a)	1,229,000	1,499,515
4.63%, 4/15/2043 (a)	490,000	443,144
4.20%, 10/15/2050 (c)	3,263,000	2,659,345
3.05%, 3/12/2051	1,418,000	953,605
		20,570,099
Iraq — 0.3%
Republic of Iraq 5.80%, 1/15/2028 (a)	1,963,000	1,862,121
Ivory Coast — 0.8%
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (a)	2,268,000	2,015,912
8.25%, 1/30/2037 (a)	3,025,000	2,941,056
		4,956,968
Jamaica — 1.2%
Jamaica Government Bond
6.75%, 4/28/2028	2,568,000	2,624,175
7.88%, 7/28/2045	3,773,000	4,376,680
		7,000,855
Jordan — 1.2%
Hashemite Kingdom of Jordan
5.75%, 1/31/2027 (a)	3,090,000	2,988,648
7.50%, 1/13/2029 (a)	1,283,000	1,279,792
5.85%, 7/7/2030 (a)	2,422,000	2,228,870
7.38%, 10/10/2047 (a)	1,160,000	1,009,908
		7,507,218
Kazakhstan — 0.6%
Republic of Kazakhstan
3.88%, 10/14/2024 (b)	350,000	348,408
3.88%, 10/14/2024 (a)	499,000	496,730
5.13%, 7/21/2025 (a)	307,000	306,886
4.88%, 10/14/2044 (a)	1,115,000	1,062,628
6.50%, 7/21/2045 (a)	1,006,000	1,130,392
		3,345,044
Kenya — 1.1%
Republic of Kenya
7.25%, 2/28/2028 (a)	1,099,000	1,030,466
8.00%, 5/22/2032 (a)	4,343,000	3,957,559

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Kenya—continued
6.30%, 1/23/2034 (a)	277,000	218,814
8.25%, 2/28/2048 (a)	1,840,000	1,538,019
		6,744,858
Kuwait — 0.6%
State of Kuwait 3.50%, 3/20/2027 (a)	3,899,000	3,735,710
Malaysia — 0.1%
Malaysia Sukuk Global Bhd. 3.18%, 4/27/2026 (a)	752,000	725,680
Mexico — 4.2%
United Mexican States
4.15%, 3/28/2027	742,000	716,726
3.75%, 1/11/2028	3,444,000	3,249,199
4.50%, 4/22/2029	1,074,000	1,027,348
2.66%, 5/24/2031	1,586,000	1,307,657
4.75%, 4/27/2032	800,000	743,600
3.50%, 2/12/2034	4,795,000	3,922,909
6.75%, 9/27/2034	1,723,000	1,811,842
6.35%, 2/9/2035	268,000	270,546
6.05%, 1/11/2040	1,000,000	968,000
4.75%, 3/8/2044	2,602,000	2,105,018
4.60%, 1/23/2046	4,519,000	3,527,079
4.40%, 2/12/2052 (c)	2,282,000	1,681,834
6.34%, 5/4/2053	1,198,000	1,143,716
3.77%, 5/24/2061	262,000	162,964
3.75%, 4/19/2071	4,833,000	2,943,297
		25,581,735
Morocco — 1.0%
Kingdom of Morocco
5.95%, 3/8/2028 (a)	1,410,000	1,410,888
3.00%, 12/15/2032 (a)	3,647,000	2,912,932
6.50%, 9/8/2033 (a)	842,000	858,482
4.00%, 12/15/2050 (a)	1,201,000	811,228
		5,993,530
Nigeria — 2.9%
Federal Republic of Nigeria
7.63%, 11/21/2025 (a)	1,900,000	1,904,883
6.50%, 11/28/2027 (a)	335,000	312,749
6.13%, 9/28/2028 (a)	1,475,000	1,309,712
8.38%, 3/24/2029 (a)	2,642,000	2,516,505
7.14%, 2/23/2030 (a)	1,014,000	892,857
8.75%, 1/21/2031 (a)	1,516,000	1,428,587
7.88%, 2/16/2032 (a)	1,675,000	1,477,769
7.38%, 9/28/2033 (a)	6,528,000	5,437,236
7.63%, 11/28/2047 (a)	2,003,000	1,499,927
8.25%, 9/28/2051 (a)	1,061,000	836,991
		17,617,216

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Oman — 5.0%
Oman Sovereign Sukuk SAOC
5.93%, 10/31/2025 (a)	1,704,000	1,707,936
4.88%, 6/15/2030 (a)	2,492,000	2,411,708
Sultanate of Oman Government Bond
4.75%, 6/15/2026 (a)	3,378,000	3,318,007
6.75%, 10/28/2027 (a)	2,233,000	2,299,990
5.63%, 1/17/2028 (a)	2,620,000	2,612,480
6.00%, 8/1/2029 (a)	3,563,000	3,598,630
6.25%, 1/25/2031 (a)	3,124,000	3,202,100
7.38%, 10/28/2032 (a)	3,580,000	3,941,079
6.50%, 3/8/2047 (a)	2,182,000	2,144,033
6.75%, 1/17/2048 (a)	2,360,000	2,365,900
7.00%, 1/25/2051 (a)	2,649,000	2,754,245
		30,356,108
Pakistan — 1.0%
Islamic Republic of Pakistan
6.00%, 4/8/2026 (a)	255,000	230,695
6.88%, 12/5/2027 (a)	4,310,000	3,771,250
7.38%, 4/8/2031 (a)	2,350,000	1,923,328
		5,925,273
Panama — 2.2%
Republic of Panama
3.88%, 3/17/2028	700,000	641,813
3.16%, 1/23/2030	2,322,000	1,937,714
2.25%, 9/29/2032	2,145,000	1,530,994
3.30%, 1/19/2033 (c)	997,000	763,204
6.70%, 1/26/2036	2,712,000	2,606,062
6.88%, 1/31/2036	316,000	306,026
4.30%, 4/29/2053	611,000	385,312
6.85%, 3/28/2054	1,008,000	910,665
3.87%, 7/23/2060 (c)	3,474,000	1,953,039
4.50%, 1/19/2063	3,243,000	2,042,077
		13,076,906
Paraguay — 0.7%
Republic of Paraguay
4.95%, 4/28/2031 (a)	1,610,000	1,527,991
6.10%, 8/11/2044 (a)	3,024,000	2,869,965
		4,397,956
Peru — 2.0%
Republic of Peru
4.13%, 8/25/2027	350,000	336,000
2.78%, 1/23/2031	1,547,000	1,305,281
1.86%, 12/1/2032	4,292,000	3,201,564
8.75%, 11/21/2033	1,166,000	1,400,293
3.00%, 1/15/2034	1,371,000	1,098,942
6.55%, 3/14/2037	172,000	181,353

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Peru—continued
3.30%, 3/11/2041	2,325,000	1,694,344
3.55%, 3/10/2051	100,000	69,531
2.78%, 12/1/2060	1,691,000	930,578
3.23%, 7/28/2121	3,281,000	1,797,988
		12,015,874
Philippines — 2.8%
Republic of Philippines
5.50%, 3/30/2026	1,483,000	1,488,098
3.00%, 2/1/2028	2,063,000	1,908,502
3.75%, 1/14/2029	1,868,000	1,751,834
9.50%, 2/2/2030	561,000	678,109
2.46%, 5/5/2030	1,448,000	1,243,922
6.38%, 1/15/2032	200,000	213,000
5.00%, 7/17/2033	500,000	489,219
6.38%, 10/23/2034	408,000	441,532
5.00%, 1/13/2037	2,135,000	2,056,939
3.95%, 1/20/2040	1,157,000	959,587
3.70%, 3/1/2041	2,731,000	2,167,731
3.70%, 2/2/2042	2,339,000	1,838,308
2.65%, 12/10/2045	1,757,000	1,118,084
4.20%, 3/29/2047	422,000	343,449
5.50%, 1/17/2048	300,000	295,908
		16,994,222
Poland — 2.2%
Republic of Poland
3.25%, 4/6/2026	4,112,000	3,984,651
5.50%, 11/16/2027	302,000	306,581
5.75%, 11/16/2032	229,000	236,001
4.88%, 10/4/2033	3,711,000	3,578,480
5.50%, 4/4/2053	5,328,000	5,142,266
		13,247,979
Qatar — 2.6%
State of Qatar
3.40%, 4/16/2025 (a)	1,178,000	1,158,174
3.25%, 6/2/2026 (a)	1,286,000	1,239,022
4.50%, 4/23/2028 (a)	828,000	815,903
4.00%, 3/14/2029 (a)	2,463,000	2,368,421
3.75%, 4/16/2030 (a)	2,043,000	1,922,463
6.40%, 1/20/2040 (a)	980,000	1,081,322
4.63%, 6/2/2046 (a)	759,000	680,823
4.82%, 3/14/2049 (a)	1,987,000	1,812,025
4.40%, 4/16/2050 (a)	5,332,000	4,545,530
		15,623,683
Romania — 2.0%
Romania Government Bond
3.00%, 2/27/2027 (a)	3,234,000	2,995,816

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Romania—continued
5.25%, 11/25/2027 (a)	340,000	332,649
6.63%, 2/17/2028 (a)	832,000	850,836
5.88%, 1/30/2029 (a)	1,392,000	1,381,421
3.63%, 3/27/2032 (a)	156,000	131,243
6.00%, 5/25/2034 (a)	570,000	557,637
6.13%, 1/22/2044 (a) (c)	3,860,000	3,662,831
5.13%, 6/15/2048 (a)	1,050,000	881,013
4.00%, 2/14/2051 (a)	366,000	252,427
7.63%, 1/17/2053 (a)	1,110,000	1,203,906
		12,249,779
Saudi Arabia — 4.0%
Kingdom of Saudi Arabia
4.00%, 4/17/2025 (a)	968,000	955,552
3.25%, 10/26/2026 (a)	238,000	227,780
2.50%, 2/3/2027 (a)	3,795,000	3,540,317
4.75%, 1/18/2028 (a)	500,000	493,735
3.63%, 3/4/2028 (a)	4,620,000	4,378,005
4.38%, 4/16/2029 (a)	1,062,000	1,028,547
4.50%, 4/17/2030 (a)	500,000	481,550
2.25%, 2/2/2033 (a)	3,868,000	3,065,313
5.00%, 1/16/2034 (a)	395,000	384,137
4.50%, 10/26/2046 (a)	4,288,000	3,590,686
4.63%, 10/4/2047 (a)	1,369,000	1,160,364
5.00%, 4/17/2049 (a)	300,000	266,457
5.25%, 1/16/2050 (a)	1,858,000	1,705,644
3.75%, 1/21/2055 (a)	1,100,000	769,527
3.45%, 2/2/2061 (a)	2,204,000	1,413,315
KSA Sukuk Ltd. 2.25%, 5/17/2031 (a)	461,000	384,949
		23,845,878
Serbia — 0.4%
Republic of Serbia 6.50%, 9/26/2033 (a)	2,325,000	2,325,000
South Africa — 3.9%
Republic of South Africa
5.88%, 9/16/2025	2,930,000	2,897,038
4.88%, 4/14/2026	1,395,000	1,344,431
4.85%, 9/27/2027	1,013,000	961,844
4.30%, 10/12/2028	3,225,000	2,885,972
4.85%, 9/30/2029	6,869,000	6,142,603
5.88%, 6/22/2030	200,000	185,575
5.88%, 4/20/2032	403,000	362,196
5.38%, 7/24/2044	376,000	270,194
5.00%, 10/12/2046	623,000	418,968
5.65%, 9/27/2047	5,322,000	3,835,166
5.75%, 9/30/2049	620,000	445,625
7.30%, 4/20/2052	4,435,000	3,803,012
		23,552,624

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Trinidad And Tobago — 0.3%
Republic of Trinidad and Tobago 4.50%, 8/4/2026 (a)	1,905,000	1,843,683
Turkey — 7.5%
Hazine Mustesarligi Varlik Kiralama A/S
5.13%, 6/22/2026 (a)	1,557,000	1,522,839
7.25%, 2/24/2027 (a)	4,915,000	4,986,145
8.51%, 1/14/2029 (a)	400,000	423,240
Republic of Turkey
6.38%, 10/14/2025	680,000	680,340
4.75%, 1/26/2026	4,696,000	4,572,589
4.25%, 4/14/2026	2,569,000	2,476,593
4.88%, 10/9/2026	2,855,000	2,758,273
6.00%, 3/25/2027	451,000	444,636
5.13%, 2/17/2028	3,756,000	3,544,725
6.13%, 10/24/2028	1,241,000	1,208,449
7.63%, 4/26/2029	1,252,000	1,277,866
9.13%, 7/13/2030	625,000	677,672
5.95%, 1/15/2031	4,250,000	3,926,363
5.88%, 6/26/2031	1,820,000	1,670,760
9.38%, 1/19/2033	2,137,000	2,380,810
6.50%, 9/20/2033	2,073,000	1,942,463
6.88%, 3/17/2036	3,143,000	2,958,474
6.75%, 5/30/2040	955,000	859,978
6.00%, 1/14/2041	3,980,000	3,289,788
5.75%, 5/11/2047	5,047,000	3,855,908
		45,457,911
United Arab Emirates — 2.4%
Finance Department Government of Sharjah 6.13%, 3/6/2036 (a)	635,000	629,006
Sharjah Sukuk Program Ltd.
4.23%, 3/14/2028 (a)	700,000	663,544
3.23%, 10/23/2029 (a)	438,000	388,217
United Arab Emirates Government Bond
3.13%, 5/3/2026 (a)	501,000	481,398
3.13%, 10/11/2027 (a)	1,975,000	1,858,969
1.63%, 6/2/2028 (a)	3,864,000	3,395,490
2.50%, 9/30/2029 (a)	758,000	672,725
2.00%, 10/19/2031 (a)	1,810,000	1,484,508
6.50%, 11/23/2032 (a)	400,000	412,208
3.13%, 9/30/2049 (a)	1,604,000	1,090,559
3.88%, 4/16/2050 (a)	368,000	287,040
3.90%, 9/9/2050 (a)	519,000	376,607
4.95%, 7/7/2052 (a)	567,000	523,154
3.25%, 10/19/2061 (a)	562,000	370,566
2.70%, 9/2/2070 (a)	3,352,000	1,883,589
		14,517,580
Uruguay — 1.6%
Oriental Republic of Uruguay
4.38%, 10/27/2027	450,000	443,925

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Uruguay—continued
4.38%, 1/23/2031	2,921,000	2,826,067
5.75%, 10/28/2034	895,000	923,193
7.63%, 3/21/2036	180,000	213,300
5.10%, 6/18/2050	2,939,000	2,747,965
4.98%, 4/20/2055	2,438,000	2,207,152
		9,361,602
Total Foreign Government Securities (Cost $517,830,041)		515,115,907
Corporate Bonds — 12.3%
Azerbaijan — 0.5%
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (a)	2,749,000	2,763,075
Bahrain — 0.2%
Bapco Energies BSC Closed 7.50%, 10/25/2027 (a)	1,417,000	1,439,389
Chile — 0.9%
Corp. Nacional del Cobre de Chile
3.00%, 9/30/2029 (a)	1,395,000	1,221,933
5.95%, 1/8/2034 (a)	565,000	558,820
4.50%, 8/1/2047 (a)	1,350,000	1,055,109
4.38%, 2/5/2049 (a)	956,000	727,755
3.70%, 1/30/2050 (a) (c)	1,649,000	1,111,014
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050 (a)	683,000	550,029
		5,224,660
China — 1.4%
China Development Bank 1.00%, 10/27/2025 (a)	890,000	839,103
CNAC HK Finbridge Co. Ltd. 4.13%, 7/19/2027 (a)	200,000	192,312
Sinopec Group Overseas Development 2012 Ltd. 4.88%, 5/17/2042 (a)	1,320,000	1,246,621
Sinopec Group Overseas Development 2018 Ltd.
2.15%, 5/13/2025 (a)	900,000	872,721
2.95%, 11/12/2029 (a)	601,000	548,088
2.70%, 5/13/2030 (a)	472,000	421,043
2.30%, 1/8/2031 (a)	1,044,000	898,164
SPIC MTN Co. Ltd. 1.63%, 7/27/2025 (a)	1,076,000	1,027,916
State Grid Overseas Investment BVI Ltd.
3.50%, 5/4/2027 (a)	1,749,000	1,674,598
1.63%, 8/5/2030 (a)	805,000	669,599
		8,390,165
Hong Kong — 0.3%
China Life Insurance Overseas Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.23%), 5.35%, 8/15/2033 (a) (d)	1,685,000	1,690,527
Hungary — 0.2%
MFB Magyar Fejlesztesi Bank Zrt. 6.50%, 6/29/2028 (a)	1,082,000	1,096,758
Indonesia — 0.7%
Indonesia Asahan Aluminium PT 4.75%, 5/15/2025 (a)	343,000	338,922
Pertamina Persero PT

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Indonesia — continued
5.63%, 5/20/2043 (a)	600,000	572,438
6.45%, 5/30/2044 (a)	297,000	308,137
4.18%, 1/21/2050 (a)	1,466,000	1,121,032
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027 (a)	500,000	480,156
5.45%, 5/21/2028 (a)	253,000	251,267
5.25%, 10/24/2042 (a)	825,000	737,344
6.15%, 5/21/2048 (a)	262,000	256,760
		4,066,056
Malaysia — 1.2%
Petronas Capital Ltd.
3.50%, 4/21/2030 (a)	1,640,000	1,498,796
2.48%, 1/28/2032 (a)	3,323,000	2,746,194
3.40%, 4/28/2061 (a)	4,448,000	2,955,696
		7,200,686
Mexico — 3.3%
Banco Nacional de Comercio Exterior SNC 4.38%, 10/14/2025 (a)	758,000	743,788
Mexico City Airport Trust 5.50%, 7/31/2047 (a)	844,000	711,070
Petroleos Mexicanos
4.50%, 1/23/2026	2,210,000	2,091,058
6.88%, 8/4/2026	317,000	309,202
6.50%, 1/23/2029	481,000	435,016
8.75%, 6/2/2029	3,455,000	3,384,138
6.84%, 1/23/2030	323,000	285,626
6.70%, 2/16/2032	4,309,000	3,619,129
10.00%, 2/7/2033	743,000	748,201
6.63%, 6/15/2035	2,131,000	1,635,542
6.50%, 6/2/2041	5,655,000	3,916,087
6.75%, 9/21/2047	1,794,000	1,195,719
7.69%, 1/23/2050	1,270,000	921,893
		19,996,469
Oman — 0.1%
EDO Sukuk Ltd. 5.88%, 9/21/2033 (b)	903,000	912,418
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (a)	882,000	640,001
Banco Nacional de Panama 2.50%, 8/11/2030 (a)	200,000	153,250
		793,251
Peru — 0.2%
Petroleos del Peru SA
4.75%, 6/19/2032 (a)	439,000	315,421
5.63%, 6/19/2047 (a)	1,894,000	1,126,930
		1,442,351
Poland — 0.4%
Bank Gospodarstwa Krajowego 5.38%, 5/22/2033 (a)	2,232,000	2,181,780

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Qatar — 0.6%
QatarEnergy 2.25%, 7/12/2031 (a)	600,000	496,470
QatarEnergy Trading LLC 3.13%, 7/12/2041 (a)	3,900,000	2,868,177
		3,364,647
Saudi Arabia — 0.7%
Gaci First Investment Co.
5.00%, 10/13/2027 (a)	701,000	695,210
5.00%, 1/29/2029 (a)	201,000	197,106
4.75%, 2/14/2030 (a)	820,000	793,563
4.88%, 2/14/2035 (a)	1,552,000	1,460,618
5.13%, 2/14/2053 (a)	878,000	751,287
Suci Second Investment Co. 6.25%, 10/25/2033 (a)	567,000	608,567
		4,506,351
South Africa — 0.4%
Eskom Holdings SOC Ltd. 6.35%, 8/10/2028 (a)	1,321,000	1,264,857
Transnet SOC Ltd. 8.25%, 2/6/2028 (a)	1,157,000	1,144,412
		2,409,269
United Arab Emirates — 1.1%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047 (a)	1,170,000	1,034,643
DP World Ltd. 6.85%, 7/2/2037 (a)	1,900,000	2,041,607
DP World Salaam (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.75%), 6.00%, 10/1/2025 (a) (d) (e) (f)	211,000	209,996
MDGH GMTN RSC Ltd.
2.88%, 11/7/2029 (a)	2,178,000	1,947,415
3.38%, 3/28/2032 (a)	866,000	770,411
4.38%, 11/22/2033 (a)	241,000	224,205
3.40%, 6/7/2051 (a)	682,000	477,911
		6,706,188
Total Corporate Bonds (Cost $73,668,867)		74,184,040
	SHARES
Short-Term Investments — 1.3%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (g) (h)(Cost $2,868,206)	2,868,206	2,868,206
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (g) (h)	3,000,100	3,000,400
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (g) (h)	1,848,688	1,848,688
Total Investment of Cash Collateral from Securities Loaned (Cost $4,849,288)		4,849,088
Total Short-Term Investments (Cost $7,717,494)		7,717,294

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Total Investments — 99.0% (Cost $599,216,402)		597,017,241
Other Assets Less Liabilities — 1.0%		6,088,263
NET ASSETS — 100.0%		603,105,504

Percentages indicated are based on net assets.

Abbreviations
CJSC	Closed Joint Stock Company
GMTN	Global Medium Term Note
MTN	Medium Term Note
PT	Limited liability company
SPC	Special purpose company

(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The security or a portion of this security is on loan at May 31, 2024. The total value of securities on loan at May 31, 2024 is $4,669,560.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2024.

(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2024.

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$74,184,040	$—	$74,184,040
Foreign Government Securities	—	515,115,907	—	515,115,907
Short-Term Investments
Investment Companies	2,868,206	—	—	2,868,206
Investment of Cash Collateral from Securities Loaned	4,849,088	—	—	4,849,088
Total Short-Term Investments	7,717,294	—	—	7,717,294

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$7,717,294	$589,299,947	$—	$597,017,241
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	$7,001,400	$8,000,000	$12,000,000	$(1,500)	$500	$3,000,400	3,000,100	$64,451	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	896,718	12,280,900	11,328,930	—	—	1,848,688	1,848,688	23,116	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	3,914,092	12,232,942	13,278,828	—	—	2,868,206	2,868,206	41,478	—
Total	$11,812,210	$32,513,842	$36,607,758	$(1,500)	$500	$7,717,294		$129,045	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.